Per Share Data	6 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Per Share Data
20.	Per Share Data
Reconciliation of the differences between basic and diluted earnings per share (EPS) in the six and three months ended September 30, 2022 and 2023 is as follows:
During the six and three months ended September 30, 2022 and 2023, there was no stock compensation which was antidilutive.

	Millions of yen
	Six months ended September 30, 2022	Six months ended September 30, 2023
Net Income attributable to ORIX Corporation shareholders	¥122,310	¥128,100

	Millions of yen
	Three months ended September 30, 2022	Three months ended September 30, 2023
Net Income attributable to ORIX Corporation shareholders	¥60,386	¥65,134

	Thousands of Shares
	Six months ended September 30, 2022	Six months ended September 30, 2023
Weighted-average shares	1,187,885	1,165,400
Effect of dilutive securities—
Stock compensation	1,365	1,708

Weighted-average shares for diluted EPS computation	1,189,250	1,167,108

	Thousands of Shares
	Three months ended September 30, 2022	Three months ended September 30, 2023
Weighted-average shares	1,184,070	1,162,068
Effect of dilutive securities—
Stock compensation	1,498	1,875

Weighted-average shares for diluted EPS computation	1,185,568	1,163,943

	Yen
	Six months ended September 30, 2022	Six months ended September 30, 2023
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥102.96	¥109.92
Diluted	102.85	109.76

	Yen
	Three months ended September 30, 2022	Three months ended September 30, 2023
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥51.00	¥56.05
Diluted	50.93	55.96

Notes: 1
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation. (2,215,068 and 2,800,866 shares for the six months ended September 30, 2022 and 2023, 2,403,907 and 2,800,866 shares for the three months ended September 30, 2022 and 2023)

2.
LDTI standard has been adopted since April 1, 2023, with the transition date of April 1, 2021, using the modified retrospective transition approach. For further information, see Note 2 “Significant Accounting and Reporting Policies (z) New accounting pronouncements.”